FINANCIAL ASSETS AND LIABILITIES - Summary of Derivative Financial Instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Total financial instruments	R$ (868,346)	R$ (1,139,180)
Current assets	202,399	1,086,698
Non-current assets	2,344,400	3,065,054
Current liabilities	(1,250,520)	(1,039,357)
Non-current liabilities	(2,164,625)	(4,251,575)
Total	(868,346)	(1,139,180)
Mark-to-market income	(1,365,169)	(6,489,668)	R$ (188,956)
CSAN3 [member]
Disclosure of detailed information about financial instruments [line items]
Notional	R$ 1,265,790
The contracted value of CSAN3 shares with total return swap (in shares)	97,215,812
Swap agreements (TRS) [member]
Disclosure of detailed information about financial instruments [line items]
Mark-to-market income	R$ 83,390	375,693
Foreign exchange rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional	369,814	729,226
Fair value	30,530	24,875
Foreign exchange rate derivatives [member] | Forward agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional	6,716	53,012
Fair value	(147)	(485)
Foreign exchange rate derivatives [member] | FX option agreements [member]
Disclosure of detailed information about financial instruments [line items]
Notional	363,098	676,214
Fair value	30,677	25,360
Foreign exchange and interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional	48,763,807	49,328,118
Fair value	(1,643,342)	895,030
Foreign exchange and interest rate risk [member] | Swap agreements (interest) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	7,209,400	9,255,278
Fair value	(10,686)	(155,518)
Foreign exchange and interest rate risk [member] | Swap agreements (interest and FX) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	18,260,969	17,191,070
Fair value	(1,546,736)	790,840
Foreign exchange and interest rate risk [member] | Forward agreements (interest and FX)
Disclosure of detailed information about financial instruments [line items]
Notional	8,985,594	12,811,427
Fair value	(939,559)	760,152
Foreign exchange and interest rate risk [member] | Swap agreements (interest and inflation)
Disclosure of detailed information about financial instruments [line items]
Notional	14,307,844	10,070,343
Fair value	853,639	(500,444)
Share price risk [member]
Disclosure of detailed information about financial instruments [line items]
Notional	20,484,273	24,041,701
Fair value	740,133	(2,080,829)
Share price risk [member] | Swap agreements (TRS) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	1,775,341	1,515,827
Fair value	88,297	43,130
Share price risk [member] | Call Spread [Member]
Disclosure of detailed information about financial instruments [line items]
Notional	5,594,212	5,594,212
Fair value	366,296	1,954,493
Share price risk [member] | Collar (Vale Shares) [member]
Disclosure of detailed information about financial instruments [line items]
Notional	13,114,720	16,931,662
Fair value	285,540	(4,078,452)
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional	28,494
Fair value	4,333	21,744
Commodity derivatives [member] | Commodity option agreements
Disclosure of detailed information about financial instruments [line items]
Notional
Fair value		21,744
Commodity derivatives [member] | Contracts for gas options [member]
Disclosure of detailed information about financial instruments [line items]
Notional	28,494
Fair value	R$ 4,333